united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/15

Item 1. Reports to Stockholders.

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

Semi-Annual Report
May 31, 2015

www.nsinvestfunds.com
Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC Member FINRA

The North Star Mutual Fund Family consists of four funds; The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, and the North Star Bond Fund. The first three funds share the objective of producing long-term capital appreciation by investing primarily in the common stocks of publicly traded companies that are trading at attractive enterprise values relative to their free cash flow, while the fourth invests in fixed income securities to generate monthly income:

•	The North Star Opportunity Fund’s range of investments may include smaller, underfollowed companies to the largest multinational organizations as well as fixed income securities. The result is a diversified Micro to Macro portfolio of stocks and fixed income securities structured with the goal to offer relatively high yield with relatively low volatility. As of 5-31-2015 52.8% of the portfolio is in large and mid- cap stocks, and 29.60% in small and micro-cap stocks, with 16.1% in fixed income securities and 1.5% in cash.

•	The North Star Micro Cap Fund invests in the common stocks of misunderstood or underfollowed companies with under $500 million capitalizations.

•	The North Star Dividend Fund’s primary objective is to generate monthly income. The Fund seeks to achieve its objectives by investing in a diversified portfolio of common stocks of companies with under $ 1 billion market capitalization which offer attractive dividend yields.

•	The North Star Bond Fund will generally focus on bonds issued by companies with market capitalizations of less than $2.5 billion.

A strong U.S. dollar and depressed energy prices produced a mild headwind for the U.S. economy during the six month period ending May 31, 2015. We believe those winds will shift as a strong currency and low energy prices should provide a boost to the economy. For the first half of the year, the consumer has opted to pocket rather than spend the excess cash from the energy savings, a trend which we feel is unlikely to continue. Another surprise has been that interest rates remained unchanged despite the incessant chatter about the inevitability of the Fed tightening. The stock market was quite stable during the period with the S&P 500 trading in a historically tight range between up 3% and down 3%, finishing at the high end up 2.97%. The Russell 2000 fared better returning 6.94%, as the high fliers, such as the bio-tech stocks soared. The more stable (less exciting?) consumer and industrial companies whom we favor essentially treaded water. Our returns for the period were also dampened by two of our portfolio companies which suffered declines to their share price as a result of poorly executed secondary offerings, even though both companies provided positive guidance for operations and posted respectable results. The Funds’ results for the period ending 5-31-2015 are detailed below.

					Total Net
	Total Return for the 6	NAV	Distributions	NAV	Assets (in
Fund	Month Period	05/31/2015	During Period	11/30/14	000’s)
North Star Opportunity Fund	(0.66)%	$12.32	$1.0212	$13.33	$76,673
North Star Micro Cap Fund	(0.81)%	$26.86	$2.4139	$29.30	$71,257
North Star Dividend Fund	(0.75)%	$17.54	$0.6638	$18.25	$49,409
North Star Bond Fund *	1.37%	$10.06	$0.0768	N/A	$8,809

*	Since Inception 12/19/2014

Our outlook for the rest of 2015 is for the U.S. economy to regain some momentum as higher employment and higher wages should stimulate more economic activity leading to growth in corporate profits and modestly higher interest rates. As such, we believe U.S. equities will remain an asset class of choice. In addition, record merger and acquisition activity has begun to trickle down the food chain to smaller companies. The North Star Micro Cap Fund is particularly well positioned if that trend continues.

We thank you for your investment in the North Star Funds.

3471-NLD-6/26/2015

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606
312.580.0900 PHONE • 312.580.0901 FAX

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For current performance information, please visit www.nsinvestfunds.com or call 1-312-580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower. Performance figures greater than 1 year are annualized.

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606
312.580.0900 PHONE • 312.580.0901 FAX

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2015

The Fund’s performance* figures for the periods ended May 31, 2015, compared to its benchmark:

				Inception** –	Inception*** –
		One Year	Five Year	May 31, 2015	May 31, 2015
	Six Months	(Annualized)	(Annualized)	(Annualized)	(Annualized)
North Star Opportunity Fund – Class A	(0.66)%	5.44%	N/A	14.33%	N/A
North Star Opportunity Fund – Class A with load	(6.22)%	(0.77)%	N/A	12.44%	N/A
North Star Opportunity Fund – Class I (a)	(0.66)%	5.44%	12.35%	N/A	5.81%
S&P 500 Total Return Index (b)	2.97%	11.81%	16.54%	19.75%	7.09%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratios (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2015, are 1.62% and 1.37% for Class A and Class I shares, respectively. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 15, 2011.

***	Inception date is December 31, 2006.

(a)	The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Pharmaceuticals	8.3%
Household Products/Wares	7.4%
Media	7.4%
Banks	7.2%
Miscellaneous Manufacturer	6.8%
Telecommunications	5.9%
Retail	5.8%
Electrical Components & Equipment	5.1%
Mining	3.6%
Auto Manufacturers	3.2%
Other Industries	37.4%
Other Assets Net of Liabilities	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Micro Cap Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2015

The Fund’s performance* figures for the periods ended May 31, 2015, compared to its benchmark:

					Inception** –
		One Year	Five Year	Ten Year	May 31, 2015
	Six Months	(Annualized)	(Annualized)	(Annualized)	(Annualized)
North Star Micro Cap Fund – Class I (a)	(0.81)%	3.65%	13.64%	9.01%	11.37%
Russell 2000 Total Return Index (b)	6.94%	11.32%	15.04%	8.73%	7.59%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2015, is 1.35% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 31, 1997.

(a)	The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Commercial Services	12.3%
Household Products/Wares	7.6%
Retail	7.4%
Apparel	5.9%
Environmental Control	5.7%
Electrical Components & Equipment	5.0%
Beverages	4.7%
Chemicals	4.7%
Building Materials	4.0%
Toys/Games/Hobbies	3.4%
Other Industries	37.4%
Other Assets Net of Liabilities	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Dividend Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2015

The Fund’s performance* figures for the periods ended May 31, 2015, compared to its benchmark:

				Inception** –
		One Year	Five Year	May 31, 2015
	Six Months	(Annualized)	(Annualized)	(Annualized)
North Star Dividend Fund – Class I (a)	(0.75)%	1.94%	12.74%	13.66%
Russell 2000 Total Return Index (b)	6.94%	11.32%	15.04%	15.92%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2015, is 1.54% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is February 1, 2010.

(a)	The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
REITS	10.1%
Commercial Services	6.8%
Retail	6.4%
Water	6.1%
Media	5.7%
Telecommunications	4.6%
Software	3.9%
Leisure Time	3.6%
Gas	3.6%
Insurance	3.6%
Other Industries	41.1%
Other Assets Net of Liabilities	4.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Bond Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2015

The Fund’s performance* figures for the period ended May 31, 2015, compared to its benchmark:

Inception** –
May 31, 2015
North Star Bond Fund – Class I	1.37%
Barclays U.S. High Yield Ba/B Index (a)	4.77%

*	Past performance is not predictive of future results. Shares held for less than 30 days are subject to a 2.00% redemption fee. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 31, 2015, is 1.79% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 19, 2014.

(a)	The Barclays U.S. High Yield Ba/B Index measures the performance of bonds with Ba or B ratings.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Food	18.1%
Commercial Services	17.1%
Household Products/Wares	8.4%
Diversified Financial Services	6.6%
Telecommunications	5.0%
Retail	4.9%
Healthcare - Services	4.5%
Auto Parts & Equipment	4.5%
Environmental Control	4.1%
Oil & Gas Services	4.1%
Other Industries	20.4%
Other Assets Net of Liabilities	2.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2015

Shares		Value

	COMMON STOCK - 82.2%
	AEROSPACE/DEFENSE - 1.8%
10,000	Boeing Co.	$1,405,200

	AIRLINES - 1.3%
34,000	Virgin America, Inc. *	966,960

	APPAREL - 1.2%
14,000	Deckers Outdoor Corp. *	954,100

	AUTO MANUFACTURERS - 3.2%
79,000	Blue Bird Corp. *	1,030,950
95,000	Ford Motor Co.	1,441,150
		2,472,100
	AUTO PARTS & EQUIPMENT - 2.2%
53,000	Goodyear Tire & Rubber Co.	1,687,785

	BANKS - 4.9%
17,000	Comerica, Inc.	832,150
14,500	PNC Financial Services Group, Inc.	1,387,505
35,000	US Bancorp	1,508,850
		3,728,505
	CHEMICALS - 1.5%
36,000	Potash Corp. of Saskatchewan, Inc.	1,133,280

	COMMERCIAL SERVICES - 2.0%
668,000	Professional Diversity Network, Inc. * <	1,529,720

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
85,000	Janus Capital Group, Inc.	1,542,750

	ELECTRICAL COMPONENTS & EQUIPMENT - 5.1%
48,000	Graham Corp.	1,067,040
555,000	Orion Energy Systems, Inc. *	1,487,400
175,000	Pioneer Power Solutions, Inc. *	1,333,500
		3,887,940
	ELECTRONICS - 1.6%
60,000	Corning, Inc.	1,255,200

	HOME BUILDERS - 1.0%
50,000	TRI Pointe Homes, Inc. *	721,000

	HOUSEHOLD PRODUCTS/WARES - 5.3%
129,230	Acme United Corp.	2,326,140
83,000	SodaStream International Ltd. *	1,759,600
		4,085,740
	LIMITED PARTNERSHIP - 1.5%
50,000	KKR & Co. LP - MLP	1,147,500

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

Shares		Value

	MEDIA - 6.3%
39,000	Gannett Co., Inc.	$1,395,810
27,500	Meredith Corp.	1,452,000
140,000	World Wrestling Entertainment, Inc. - Class A	2,002,000
		4,849,810
	MINING - 3.6%
68,000	Freeport-McMoRan, Inc.	1,336,200
45,000	U.S. Silica Holdings, Inc.	1,388,250
		2,724,450
	MISCELLANEOUS MANUFACTURER - 6.8%
79,000	FreightCar America, Inc.	1,771,180
61,000	General Electric Co.	1,663,470
60,000	Trinity Industries, Inc.	1,799,400
		5,234,050
	OIL & GAS - 2.3%
30,000	Murphy USA, Inc. *	1,746,900

	PHARMACEUTICALS - 8.3%
25,500	Abbott Laboratories	1,239,300
15,500	Johnson & Johnson	1,552,170
45,000	Pfizer, Inc.	1,563,750
40,500	Zoetis, Inc. - Class A	2,015,685
		6,370,905
	REITS - 1.6%
37,000	Weyerhaeuser Co.	1,204,720

	RETAIL - 5.8%
300,000	Dover Saddlery, Inc. * # <	2,547,000
170,000	Wendy’s Co.	1,910,800
		4,457,800
	SEMICONDUCTORS - 1.9%
43,000	Intel Corp.	1,481,780

	SOFTWARE - 1.9%
30,000	Paychex, Inc.	1,482,300

	TELECOMMUNICATIONS - 4.8%
320,032	Alteva * #	2,512,252
57,000	Consolidated Communications Holdings, Inc.	1,181,040
		3,693,292
	TOYS/GAMES/HOBBIES - 1.1%
405,000	LeapFrog Enterprises, Inc. - Class A *	822,150

	TRANSPORTATION - 2.0%
44,000	CSX Corp.	1,499,520

	WATER - 1.2%
45,000	Veolia Environnement SA - ADR	936,000

	TOTAL COMMON STOCK (Cost - $55,600,358)	63,021,457

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

Shares				Value

	PREFERRED STOCK - 1.9%
	INVESTMENT COMPANIES - 1.1%
33,000	Saratoga Investment Corp., 7.50%			$849,750

	TRUCKING & LEASING - 0.8%
5,370	General Finance Corp., 9.00%			572,335

	TOTAL PREFERRED STOCK (Cost - $1,368,318)			1,422,085

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 14.0%
	APPAREL - 0.4%
$284,000	Perry Ellis International, Inc.	7.875	4/1/2019	297,135

	BANKS - 2.3%
905,000	Citigroup, Inc. **	5.950	7/29/2049	907,263
885,000	Morgan Stanley **	5.550	12/29/2049	889,425
				1,796,688
	COMMERCIAL SERVICES - 1.1%
800,000	ADT Corp.	6.250	10/15/2021	862,000

	ENTERTAINMENT - 1.1%
845,000	Churchill Downs, Inc.	5.375	12/15/2021	864,012

	ENVIRONMENTAL CONTROL - 1.2%
820,000	Covanta Holding Corp.	7.250	12/1/2020	872,275

	FOOD - 2.4%
950,000	B&G Foods, Inc.	4.625	6/1/2021	952,375
1,030,000	Roundy’s Supermarkets, Inc. ^ <	10.250	12/15/2020	898,675
				1,851,050
	HOUSEHOLD PRODUCTS/WARES - 2.1%
775,000	ACCO Brands Corp.	6.750	4/30/2020	829,250
739,000	Central Garden & Pet Co.	8.250	3/1/2018	758,953
				1,588,203
	MEDIA - 1.1%
850,000	Gannett Co., Inc. ^ <	4.875	9/15/2021	858,500

	OIL & GAS SERVICES - 1.2%
900,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.625	5/1/2021	947,250

	TELECOMMUNICATIONS - 1.1%
809,000	Alaska Communications Systems Group, Inc.	6.250	5/1/2018	813,045

	TOTAL CORPORATE BONDS (Cost - $10,816,214)			10,750,158

	CONVERTIBLE BONDS - 0.0%
	MINING - 0.0%
324,000	Molycorp, Inc. (Cost - $254,564)	6.000	9/1/2017	27,742

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

Shares		Value

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
898,799	Reich & Tang Daily Income Fund - Money Market Portfolio, 0.01% *** (Cost - $898,799)	$898,799

	TOTAL INVESTMENTS - 99.3% (Cost - $68,938,253) (a)	$76,120,241
	OTHER ASSETS LESS LIABILITIES - 0.7%	552,544
	NET ASSETS - 100.0%	$76,672,785

*	Non-income producing security.

<	Restricted security. The Advisor or Trustees have determined the security to be illiquid. At May 31, 2015, the securities amounted to 7.6% of net assets.

#	Affiliated issuer. (See Note 6)

**	Variable rate security - interest rate subject to periodic change.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities amounted to $1,757,175 and 2.3% of net assets.

***	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,022,007 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$12,782,490
Unrealized depreciation:	(5,684,256)
Net unrealized appreciation:	$7,098,234

ADR - American Depositary Receipt

MLP - Master Limited Partnership

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2015

Shares		Value

	COMMON STOCK - 98.1%
	APPAREL - 5.9%
119,100	Cherokee, Inc.	$2,846,490
54,500	Perry Ellis International, Inc. *	1,338,520
		4,185,010
	AUTO MANUFACTURERS - 2.2%
118,000	Blue Bird Corp. *	1,539,900

	AUTO PARTS & EQUIPMENT - 1.9%
300,000	Spartan Motors, Inc.	1,368,000

	BEVERAGES - 4.7%
31,400	National Beverage Corp. *	649,980
210,884	Reed’s, Inc. *	1,284,284
503,100	Truett-Hurst, Inc. - Class A * # <	1,408,680
		3,342,944
	BUILDING MATERIALS - 4.0%
301,700	LSI Industries, Inc.	2,857,099

	CHEMICALS - 4.7%
49,804	Detrex Corp.	1,419,414
135,000	Landec Corp. *	1,929,150
		3,348,564
	COMMERCIAL SERVICES - 12.3%
107,000	ARC Document Solutions, Inc. *	801,430
129,900	Electro Rent Corp.	1,334,073
249,700	Great Lakes Dredge & Dock Corp. *	1,388,332
28,476	Medifast, Inc. *	916,642
997,000	Pendrell Corp. *	997,000
553,652	Professional Diversity Network, Inc. * <	1,267,863
85,000	SP Plus Corp. *	2,063,800
		8,769,140
	DISTRIBUTION/WHOLESALE - 3.2%
285,000	EnviroStar, Inc.	1,202,700
116,075	Houston Wire & Cable Co.	1,038,871
		2,241,571
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
135,000	Cowen Group, Inc. *	796,500

	ELECTRICAL COMPONENTS & EQUIPMENT - 5.0%
32,661	Graham Corp.	726,054
564,000	Orion Energy Systems, Inc. *	1,511,520
178,000	Pioneer Power Solutions, Inc. *	1,356,360
		3,593,934
	ELECTRONICS - 3.2%
26,500	Allied Motion Technologies, Inc.	828,920
56,100	Sparton Corp. *	1,487,211
		2,316,131

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

Shares		Value

	ENVIRONMENTAL CONTROL - 5.7%
121,000	Ecology and Environment, Inc.	$1,093,840
143,000	Heritage-Crystal Clean, Inc. *	2,032,030
165,033	Sharps Compliance Corp. *	929,136
		4,055,006
	HAND/MACHINE TOOLS - 2.3%
31,000	LS Starrett Co.	561,410
64,195	QEP Co., Inc. *	1,051,835
		1,613,245
	HOLDING COMPANIES - DIVERSIFIED - 1.1%
43,000	Steel Partners Holdings LP *	764,540

	HOME FURNISHINGS - 1.3%
128,000	Skullcandy, Inc. *	960,000

	HOUSEHOLD PRODUCTS/WARES - 7.6%
139,575	Acme United Corp.	2,512,350
218,052	Central Garden & Pet Co. *	2,071,494
40,000	SodaStream International Ltd. *	848,000
		5,431,844
	INTERNET - 2.0%
67,400	Liquidity Services, Inc. *	668,608
323,000	US Auto Parts Network, Inc. *	726,750
		1,395,358
	LEISURE TIME - 3.4%
48,254	Bowl America, Inc.	708,610
71,150	Johnson Outdoors, Inc. - Class A	1,705,465
		2,414,075
	MACHINERY - DIVERSIFIED - 2.7%
22,800	Alamo Group, Inc.	1,207,716
70,844	Gencor Industries, Inc. *	696,397
		1,904,113
	MEDIA - 2.4%
296,000	A. H. Belo Corp.	1,719,760

	METAL FABRICATE/HARDWARE - 2.9%
107,825	Eastern Co.	2,086,414

	MINING - 0.9%
10,600	United States Lime & Minerals, Inc.	629,534

	OIL & GAS SERVICES - 1.9%
526,811	Enservco Corp. *	816,557
130,965	Mitcham Industries, Inc. *	543,505
		1,360,062
	RETAIL - 7.4%
407,520	Dover Saddlery, Inc. * # <	3,459,845
120,000	Jamba, Inc. *	1,837,200
		5,297,045

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

Shares		Value

	SOFTWARE - 3.4%
207,600	American Software, Inc.	$1,824,804
75,000	Rosetta Stone, Inc. *	571,500
		2,396,304
	TELECOMMUNICATIONS - 1.5%
48,700	Alteva *	382,295
27,000	Hawaiian Telcom Holdco, Inc. *	683,370
		1,065,665
	TOYS/GAMES/HOBBIES - 3.4%
262,000	LeapFrog Enterprises, Inc. - Class A *	531,860
233,334	Ohio Art Co. * # <	1,925,005
		2,456,865

	TOTAL COMMON STOCK (Cost - $65,085,096)	69,908,623

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
1,226,546	Dreyfus Treasury & Agency Cash Management Fund, 0.01% ** (Cost - $1,226,546)	1,226,546

	TOTAL INVESTMENTS - 99.8% (Cost - $66,311,642) (a)	$71,135,169
	OTHER ASSETS LESS LIABILITIES - 0.2%	122,168
	NET ASSETS - 100.0%	$71,257,337

*	Non-income producing security.

#	Affiliated issuer. (See Note 6)

<	Restricted security. The Advisor or Trustees have determined the security to be illiquid. At May 31, 2015, the securities amounted to 11.3% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,290,742 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$15,735,949
Unrealized depreciation:	(6,891,522)
Net unrealized appreciation:	$8,844,427

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2015

Shares		Value

	COMMON STOCK - 94.4%
	ADVERTISING - 1.0%
80,000	Harte-Hanks, Inc.	$500,800

	APPAREL - 2.1%
54,850	Rocky Brands, Inc.	1,051,474

	AUTO PARTS & EQUIPMENT - 2.8%
67,500	Douglas Dynamics, Inc.	1,370,250

	BUILDING MATERIALS - 0.7%
34,731	LSI Industries, Inc.	328,903

	CHEMICALS - 2.2%
38,351	Detrex Corp.	1,093,004

	COMMERCIAL SERVICES - 6.8%
88,579	Electro Rent Corp.	909,706
41,000	Healthcare Services Group, Inc.	1,238,610
35,500	Landauer, Inc.	1,209,840
		3,358,156
	COMPUTERS - 1.2%
42,437	Astro-Med, Inc.	605,576

	DISTRIBUTION/WHOLESALE - 3.3%
206,900	EnviroStar, Inc.	873,118
85,500	Houston Wire & Cable Co.	765,225
		1,638,343
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
19,350	Westwood Holdings Group, Inc.	1,098,113

	ELECTRIC - 3.2%
21,000	Empire District Electric Co.	490,140
27,500	MGE Energy, Inc.	1,065,075
		1,555,215
	ENTERTAINMENT - 1.1%
26,000	Speedway Motorsports, Inc.	569,920

	ENVIRONMENTAL CONTROL - 1.9%
105,900	Ecology and Environment, Inc.	957,336

	FOOD - 1.6%
60,850	Rocky Mountain Chocolate Factory, Inc.	799,569

	FOREST PRODUCTS & PAPER - 2.0%
43,500	Orchids Paper Products Co.	978,750

	GAS - 3.6%
107,000	Gas Natural, Inc.	1,070,000
34,950	RGC Resources, Inc.	722,766
		1,792,766

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

Shares		Value

	HEALTHCARE - SERVICES - 2.6%
86,500	Psychemedics Corp.	$1,275,010

	HOME FURNISHINGS - 1.3%
16,376	Flexsteel Industries, Inc.	618,522

	HOUSEHOLD PRODUCTS/WARES - 2.5%
69,500	Acme United Corp.	1,251,000

	INSURANCE - 3.6%
11,200	Kansas City Life Insurance Co.	498,288
177,000	Marketing Alliance, Inc.	716,850
36,306	National Security Group, Inc.	570,004
		1,785,142
	LEISURE TIME - 3.6%
28,099	Bowl America, Inc.	412,634
75,750	Escalade, Inc.	1,384,710
		1,797,344
	MEDIA - 5.7%
248,000	A. H. Belo Corp.	1,440,880
97,600	World Wrestling Entertainment, Inc. - Class A	1,395,680
		2,836,560
	MISCELLANEOUS MANUFACTURER - 1.1%
30,000	Myers Industries, Inc.	518,700

	OFFICE FURNISHINGS - 2.0%
58,720	Kewaunee Scientific Corp.	995,304

	OIL & GAS - 1.1%
77,000	Evolution Petroleum Corp.	531,300

	OIL & GAS SERVICES - 1.2%
13,800	CARBO Ceramics, Inc.	588,570

	PHARMACEUTICALS - 1.4%
256,000	Liberator Medical Holdings, Inc.	670,720

	REITS - 10.1%
131,500	Campus Crest Communities, Inc.	744,290
43,000	CatchMark Timber Trust, Inc. - Class A	511,700
29,333	Education Realty Trust, Inc.	966,229
54,400	Government Properties Income Trust	1,061,888
176,000	Monmouth Real Estate Investment Corp.	1,696,640
		4,980,747
	RETAIL - 6.4%
60,400	Destination Maternity Corp.	663,796
28,100	Frisch’s Restaurants, Inc.	957,086
92,600	PetMed Express, Inc.	1,545,494
		3,166,376

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

Shares		Value

	SOFTWARE - 3.9%
145,700	American Software, Inc.	$1,280,703
110,625	Simulations Plus, Inc.	652,687
		1,933,390
	TELECOMMUNICATIONS - 4.6%
63,000	Consolidated Communications Holdings, Inc.	1,305,360
238,952	RF Industries Ltd.	943,860
		2,249,220
	TEXTILES - 1.5%
94,000	Crown Crafts, Inc.	753,880

	WATER - 6.1%
25,100	Artesian Resources Corp.	535,132
78,800	Middlesex Water Co.	1,720,204
32,975	York Water Co.	737,321
		2,992,657

	TOTAL COMMON STOCK (Cost - $43,942,627)	46,642,617

	PREFERRED STOCK - 1.1%
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
10,000	Cowen Group, Inc., 8.250%	266,100

	TRUCKING & LEASING - 0.5%
10,000	General Finance Corp., 8.125%	259,000

	TOTAL PREFERRED STOCK (Cost - $519,394)	525,100

	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUND - 4.4%
2,185,086	Dreyfus Treasury & Agency Cash Management Fund, 0.01% * (Cost - $2,185,086)	2,185,086

	TOTAL INVESTMENTS - 99.9% (Cost - $46,647,107) (a)	$49,352,803
	OTHER ASSETS LESS LIABILITIES - 0.1%	56,657
	NET ASSETS - 100.0%	$49,409,460

*	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,590,065 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$8,232,545
Unrealized depreciation:	(3,469,807)
Net unrealized appreciation:	$4,762,738

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2015

Shares				Value

	PREFERRED STOCK - 9.1%
	BANKS - 1.8%
6,000	PrivateBancorp, Inc., 7.125%			$159,480

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
6,000	Cowen Group, Inc., 8.250%			159,660

	INVESTMENT COMPANIES - 3.8%
6,053	Hercules Technology Growth Capital, Inc., 7.000%			152,657
7,000	Saratoga Investment Corp., 7.500%			180,250
				332,907
	TRUCKING & LEASING - 1.7%
5,800	General Finance Corp., 8.125%			150,220

	TOTAL PREFERRED STOCK (Cost - $800,391)			802,267

		Coupon Rate
Par Value		(%)	Maturity
	CORPORATE BONDS - 88.6%
	AEROSPACE/DEFENSE - 3.0%
$250,000	Ducommun, Inc.	9.750	7/15/2018	264,688

	APPAREL - 1.3%
104,000	Perry Ellis International, Inc.	7.875	4/1/2019	108,810

	AUTO PARTS & EQUIPMENT - 4.5%
375,000	Goodyear Tire & Rubber Co.	8.250	8/15/2020	395,625

	COMMERCIAL SERVICES - 17.1%
200,000	ADT Corp	3.500	7/15/2022	184,960
175,000	ADT Corp	6.250	10/15/2021	188,563
300,000	Deluxe Corp.	6.000	11/15/2020	318,375
380,000	Great Lakes Dredge & Dock Corp.	7.375	2/1/2019	393,300
235,000	RR Donnelley & Sons Co.	6.500	11/15/2023	250,569
150,000	RR Donnelley & Sons Co.	7.875	3/15/2021	172,500
				1,508,267
	DIVERSIFIED FINANCIAL SERVICES - 4.8%
350,000	Jefferies Group LLC	8.500	7/15/2019	420,709

	ENTERTAINMENT - 2.9%
250,000	Churchill Downs, Inc.	5.375	12/15/2021	255,625

	ENVIRONMENTAL CONTROL - 4.1%
350,000	Covanta Holding Corp.	5.875	3/1/2024	362,250

	FOOD - 18.1%
365,000	B&G Foods, Inc.	4.625	6/1/2021	365,913
316,000	Dean Holding Co.	6.900	10/15/2017	339,305
375,000	Ingles Markets, Inc.	5.750	6/15/2023	390,937
200,000	Roundy’s Supermarkets, Inc. * <	10.250	12/15/2020	174,500
325,000	TreeHouse Foods, Inc.	4.875	3/15/2022	327,437
				1,598,092

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

		Coupon Rate
Par Value		(%)	Maturity	Value
	HEALTHCARE - PRODUCTS - 2.3%
$200,000	Hanger, Inc.	7.125	11/15/2018	$202,000

	HEALTHCARE - SERVICES - 4.5%
375,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	400,313

	HOUSEHOLD PRODUCTS/WARES - 8.4%
385,000	ACCO Brands Corp.	6.750	4/30/2020	411,950
316,000	Central Garden & Pet Co.	8.250	3/1/2018	324,532
				736,482
	MEDIA - 3.6%
50,000	Gannett Co., Inc.	5.125	7/15/2020	52,437
250,000	Gannett Co., Inc.	6.375	10/15/2023	267,187
				319,624
	OIL & GAS SERVICES - 4.1%
100,000	Freeport-McMoran Oil & Gas LLC	6.625	5/1/2021	105,250
240,000	Freeport-McMoran Oil & Gas LLC	6.750	2/1/2022	256,200
				361,450
	RETAIL - 4.9%
250,000	Ruby Tuesday, Inc.	7.625	5/15/2020	258,750
165,000	Wendy’s International LLC	7.000	12/15/2025	173,250
				432,000
	TELECOMMUNICATIONS - 5.0%
375,000	Alaska Communications Systems Group, Inc.	6.250	5/1/2018	376,875
55,000	Consolidated Communications, Inc.	10.875	6/1/2020	61,806
				438,681

	TOTAL CORPORATE BONDS (Cost - $7,772,694)			7,804,616
Shares
	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
215,659	Dreyfus Cash Management Fund, 0.04% ** (Cost - $215,659)			215,659

	TOTAL INVESTMENTS - 100.2% (Cost - $8,788,744) (a)			$8,822,542
	LIABILITIES LESS OTHER ASSETS - (0.2) %			(13,285)
	NET ASSETS - 100.0%			$8,809,257

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities amounted to $174,500 and 1.98% of net assets.

<	Restricted security. The Advisor or Trustees have determined the security to be illiquid. At May 31, 2015, the security amounted to 1.98% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,788,744 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$57,545
Unrealized depreciation:	(23,747)
Net Unrealized appreciation:	$33,798

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2015

	North Star		North Star	North Star	North Star
	Opportunity		Micro Cap	Dividend	Bond
Assets:	Fund		Fund	Fund	Fund
Investments in Unaffiliated Securities at Cost	$64,452,339		$61,010,325	$46,647,107	$8,788,744
Investments in Affiliated Securities at Cost
Investments in Controlled Affiliated Securities at Cost	—		1,611,880	—	—
Investments in Other Affiliated Securities at Cost	4,485,914		3,689,437	—	—
Total Securities at Cost	68,938,253		66,311,642	46,647,107	8,788,744
Investments in Unaffiliated Securities at Value	$71,060,989		$64,341,639	$49,352,803	$8,822,542
Investments in Affiliated Securities at Value
Investments in Controlled Affiliated Securities at Value	—		1,925,005	—	—
Investments in Other Affiliated Securities at Value	5,059,252		4,868,525	—	—
Total Securities at Value	76,120,241		71,135,169	49,352,803	8,822,542
Dividends and Interest Receivable	356,708		45,092	106,336	127,017
Receivable for Securities Sold	235,346		704,728	—	282,245
Receivable for Fund Shares Sold	1,000		—	1,850	—
Prepaid Expenses and Other Assets	50,480		32,996	27,366	9,074
Total Assets	76,763,775		71,917,985	49,488,355	9,240,878

Liabilities:
Payable for Securities Purchased	—		473,570	19,082	416,011
Payable for Fund Shares Redeemed	18,086		100,000	—	—
Investment Advisory Fees Payable	57,569		57,340	39,503	5,517
Accrued Expenses and Other Liabilities	15,335		29,738	20,310	10,093
Total Liabilities	90,990		660,648	78,895	431,621

Net Assets	$76,672,785		$71,257,337	$49,409,460	$8,809,257

Composition of Net Assets:
At May 31, 2015, Net Assets consisted of:
Paid-in-Capital	$67,727,594		$63,468,106	$45,882,631	$8,782,799
Undistributed Net Investment Income/(Loss)	8,941		(16,228)	73,643	1,051
Accumulated Net Realized Gain/(Loss) from Security Transactions	1,754,262		2,981,932	747,490	(8,391)
Net Unrealized Appreciation of Investments	7,181,988		4,823,527	2,705,696	33,798
Net Assets	$76,672,785		$71,257,337	$49,409,460	$8,809,257

Net Asset Value Per Share:
Class I Shares:
Net Assets	$76,672,769		$71,257,337	$49,409,460	$8,809,257
Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	6,221,079		2,652,640	2,817,069	875,435
Net Asset Value (Net Assets/Shares Outstanding),
Offering Price and Redemption Price Per Share*	$12.32		$26.86	$17.54	$10.06
Class A Shares:
Net Assets	$16
Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	1
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$12.32	**
Maximum Offering Price Per Share
(Maximum Sales Charge of 5.75%)	$13.07

*	The Funds charge a fee of 2.00% on redemptions of shares held for less than 30 days.

**	NAV does not recalculate due to rounding of shares.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2015

	North Star	North Star	North Star	North Star
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Bond Fund (a)
Investment Income
Dividends	$703,485	$755,202	$1,297,777	$23,319
Interest	294,169	193	153	72,781
Total Investment Income	997,654	755,395	1,297,930	96,100

Expenses
Investment Advisory Fees	381,721	357,296	251,547	20,269
Administrative Service Fees	26,283	33,803	22,560	4,713
Accounting Service Fees	18,649	17,480	11,340	2,036
Legal Fees	13,915	12,623	12,177	897
Transfer Agent Fees	9,508	7,437	7,911	4,329
Audit Fee	7,398	6,783	6,983	6,471
Registration Fees	6,141	7,270	3,474	9,252
Chief Compliance Officer Fees	5,662	6,380	4,036	748
Trustees’ Fees and Expenses	5,446	5,910	8,083	1,883
Custodian Fees	4,102	4,384	3,496	1,136
Printing Expense	3,202	893	1,816	2,236
Insurance Expense	2,323	2,392	1,186	215
Other Expenses	8,224	8,880	6,797	1,544
Total Expenses	492,574	471,531	341,406	55,729
Less: Fees Waived by the Adviser	—	—	—	(13,521)
Net Expenses	492,574	471,531	341,406	42,208

Net Investment Income	505,080	283,864	956,524	53,892

Net Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss) on Investments	1,812,074	2,982,233	899,185	(8,391)
Net Change in Unrealized Appreciation/(Depreciation):
on Unaffiliated Investments	(4,084,743)	(4,872,484)	(2,244,407)	33,798
on Affiliated Investments	1,303,341	1,002,970	—	—
Net Realized and Unrealized Gain/(Loss) on Investments	(969,328)	(887,281)	(1,345,222)	25,407

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(464,248)	$(603,417)	$(388,698)	$79,299

(a)	The North Star Bond Fund commenced operations on December 19, 2014.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2015	November 30, 2014
	(Unaudited)
Operations
Net Investment Income	$505,080	$1,128,666
Net Realized Gain on Investments	1,812,074	4,887,532
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(2,781,402)	465,369
Net Increase/(Decrease) in Net Assets Resulting From Operations	(464,248)	6,481,567

Distributions to Shareholders From:
Net Investment Income
Class I	(496,139)	(992,911)
Class A	0 (a)	0 (a)
Net Realized Gains on Investments
Class I	(5,340,216)	(6,094,547)
Class A	0 (a)	0 (a)
Total Distributions to Shareholders	(5,836,355)	(7,087,458)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (216,210 and 541,460 shares, respectively)	2,684,864	6,890,386
Distributions Reinvested (482,682 and 526,592 shares, respectively)	5,814,174	6,585,428
Cost of Shares Redeemed (157,966 and 203,681 shares, respectively)	(1,984,955)	(2,621,089)
Redemption Fee Proceeds	52	26
Total Class I Shares	6,514,135	10,854,751

Total Increase in Net Assets	213,532	10,248,860
Net Assets
Beginning of Period	76,459,253	66,210,393
End of Period *	$76,672,785	$76,459,253

* Includes Undistributed Net Investment Income of:	$8,941	$—

(a)	Less than $1.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2015	November 30, 2014
	(Unaudited)
Operations
Net Investment Income	$283,864	$31,200
Net Realized Gain on Investments	2,982,233	3,853,274
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(3,869,514)	263,475
Net Increase/(Decrease) in Net Assets Resulting From Operations	(603,417)	4,147,949

Distributions to Shareholders From:
Class I Shares:
Net Investment Income	(331,292)	—
Net Realized Gains on Investments	(5,527,357)	(3,599,051)
Total Distributions to Shareholders	(5,858,649)	(3,599,051)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (109,396 and 205,352 shares, respectively)	3,018,678	5,748,040
Distributions Reinvested (218,566 and 120,833 shares, respectively)	5,853,188	3,308,411
Cost of Shares Redeemed (94,619 and 19,951 shares, respectively)	(2,581,382)	(567,879)
Total Class I Shares	6,290,484	8,488,572

Total Increase/(Decrease) in Net Assets	(171,582)	9,037,470

Net Assets
Beginning of Period	71,428,919	62,391,449
End of Period *	$71,257,337	$71,428,919

* Includes Accumulated Net Investment Income/(Loss) of:	$(16,228)	$31,200

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2015	November 30, 2014
	(Unaudited)
Operations
Net Investment Income	$956,524	$1,084,882
Net Realized Gain on Investments	899,185	252,990
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(2,244,407)	1,340,646
Net Increase/(Decrease) in Net Assets Resulting From Operations	(388,698)	2,678,518

Distributions to Shareholders From:
Class I Shares:
Net Investment Income	(882,881)	(1,118,360)
Net Realized Gains on Investments	(925,873)	(963,188)
Total Distributions to Shareholders	(1,808,754)	(2,081,548)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (108,091 and 486,998 shares, respectively)	1,979,087	8,708,129
Distributions Reinvested (99,841 and 110,172 shares, respectively)	1,803,039	1,954,470
Cost of Shares Redeemed (86,879 and 23,168 shares, respectively)	(1,592,803)	(418,035)
Redemption Fee Proceeds	495	103
Total Class I Shares	2,189,818	10,244,667

Total Increase/(Decrease) in Net Assets	(7,634)	10,841,637

Net Assets
Beginning of Period	49,417,094	38,575,457
End of Period *	$49,409,460	$49,417,094

* Includes Undistributed Net Investment Income of:	$73,643	$—

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

North Star
Bond Fund

For the Period
Ended
May 31, 2015 (a)
(Unaudited)
Operations
Net Investment Income	$53,892
Net Realized Loss on Investments	(8,391)
Net Change in Unrealized Appreciation on Investments	33,798
Net Increase in Net Assets Resulting From Operations	79,299

Distributions to Shareholders From:
Class I Shares:
Net Investment Income	(52,841)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (882,253 shares, respectively)	8,850,790
Distributions Reinvested (2,601 shares, respectively)	26,165
Cost of Shares Redeemed (9,419 shares, respectively)	(94,694)
Redemption Fee Proceeds	538
Total Class I Shares	8,782,799

Total Increase in Net Assets	8,809,257

Net Assets
Beginning of Period	—
End of Period *	$8,809,257

* Includes Undistributed Net Investment Income of:	$1,051

(a)	The North Star Bond Fund commenced operations on December 19, 2014.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund

	Class I
	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	May 31, 2015		November 30, 2014	November 30, 2013	November 30, 2012 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.46		$13.75	$11.11	$10.00
Activity From Investment Operations:
Net investment income (b)	0.08		0.20	0.25	0.26
Net gain (loss) from securities (both realized and unrealized)	(0.20)		0.95 (c)	2.85 (c)	1.10	(c)
Total from operations	(0.12)		1.15	3.10	1.36

Less Distributions From:
Net investment income	(0.08)		(0.18)	(0.26)	(0.25)
Net realized gains on investments	(0.94)		(1.26)	(0.20)	—
Total Distributions	(1.02)		(1.44)	(0.46)	(0.25)

Redemption Fees	0.00	(d)	0.00 (d)	0.00 (d)	0.00	(d)

Net Asset Value, End of Period	$12.32		$13.46	$13.75	$11.11

Total Return (e)	(0.66	)% (f)	9.33%	28.73%	13.69	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$76,673		$76,459	$66,210	$43,572
Ratio to average net assets:
Expenses, Gross (g)	1.30	% (h)	1.31%	1.46%	1.79	% (h)
Expenses, Net of waiver or recapture	1.30	% (h)	1.31%	1.49%	1.74	% (h)
Net investment income	1.33	% (h)	1.58%	2.06%	2.56	% (h)
Portfolio turnover rate	25	% (f)	53%	73%	59	% (f)

(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(d)	Less than $0.01 per share.

(e)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.

(f)	Not annualized.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund

	Class A
	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	May 31, 2015		November 30, 2014	November 30, 2013	November 30, 2012 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.46		$13.75	$11.11	$10.00
Activity From Investment Operations:
Net investment income (b)	0.08		0.20	0.25	0.26
Net gain (loss) from securities (both realized and unrealized)	(0.20)		0.95	2.85 (c)	1.10	(c)
Total from operations	(0.12)		1.15	3.10	1.36

Less Distributions From:
Net investment income	(0.08)		(0.18)	(0.26)	(0.25)
Net realized gains on investments	(0.94)		(1.26)	(0.20)	—
Total Distributions	(1.02)		(1.44)	(0.46)	(0.25)

Net Asset Value, End of Period	$12.32		$13.46	$13.75	$11.11

Total Return (d)	(0.66	)% (e)	9.33%	28.73%	13.69	% (e)

Ratios/Supplemental Data
Net assets, end of period (f)	$16		$16	$15	$11
Ratio to average net assets:
Expenses, Gross (g)	1.55	% (h)	1.56%	1.71%	2.04	% (h)
Expenses, Net of waiver or recapture	1.55	% (h)	1.56%	1.74%	1.99	% (h)
Net investment income	1.08	% (h)	1.33%	1.81%	2.29	% (h)
Portfolio turnover rate	25	% (e)	53%	73%	59	% (e)

(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.

(e)	Not annualized.

(f)	Actual net assets not truncated.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star
	Micro Cap Fund
	Class I
	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	May 31, 2015		November 30, 2014	November 30, 2013 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$29.52		$29.53	$24.19
Activity From Investment Operations:
Net investment income (loss) (b)	0.11		0.01	(0.00	) (c)
Net gain (loss) from securities (both realized and unrealized)	(0.36)		1.68	5.34
Total from operations	(0.25)		1.69	5.34

Less Distributions From:
Net investment income	(0.13)		—	—
Net realized gains on investments	(2.28)		(1.70)	—
Total Distributions	(2.41)		(1.70)	—

Net Asset Value, End of Period	$26.86		$29.52	$29.53

Total Return (d)	(0.81	)% (e)	6.17%	22.07	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$71,257		$71,429	$62,391
Ratio to average net assets:
Expenses, Gross	1.33	% (f)	1.34%	1.51	% (f)
Net investment income	0.80	% (f)	0.05%	0.00	% (f,g)
Portfolio turnover rate	14	% (e)	31%	24	% (e)

(a)	The North Star Micro Cap Fund commenced operations on May 31, 2013.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.01 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Annualized.

(g)	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star
	Dividend Fund
	Class I
	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	May 31, 2015		November 30, 2014	November 30, 2013 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$18.33		$18.18	$15.83
Activity From Investment Operations:
Net investment income (b)	0.34		0.44	0.16
Net gain (loss) from securities (both realized and unrealized)	(0.47)		0.61	2.34
Total from operations	(0.13)		1.05	2.50

Less Distributions From:
Net investment income	(0.32)		(0.45)	(0.15)
Net realized gains on investments	(0.34)		(0.45)	—
Total Distributions	(0.66)		(0.90)	(0.15)

Redemption Fees	0.00	(c)	0.00 (c)	—

Net Asset Value, End of Period	$17.54		$18.33	$18.18

Total Return (d)	(0.75	)% (e)	6.01%	15.91	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$49,409		$49,417	$38,575
Ratio to average net assets:
Expenses, Gross	1.36	% (f)	1.38%	1.68	% (f)
Net investment income	3.82	% (f)	2.43%	1.88	% (f)
Portfolio turnover rate	15	% (e)	22%	16	% (e)

(a)	The North Star Dividend Fund commenced operations on May 31, 2013.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.01 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

North Star
Bond Fund
Class I
For the Period
Ended
May 31, 2015 (a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00
Activity From Investment Operations:
Net investment income (b)	0.10
Net gain from securities (both realized and unrealized)	0.04
Total from operations	0.14

Less Distributions From:
Net investment income	(0.08)

Redemption Fees (c)	0.00

Net Asset Value, End of Period	$10.06

Total Return (d,e)	1.37%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,809
Ratio to average net assets:
Expenses, Gross (f,g)	2.36%
Expenses, Net of waiver (f)	1.79%
Net investment income (f)	2.29%
Portfolio turnover rate (e)	20%

(a)	The North Star Bond Fund commenced operations on December 19, 2014.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.01 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Annualized.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The investment objective of the North Star Micro Cap Fund is capital appreciation and, secondarily, to derive income from short term liquid securities; the primary investment objective of the North Star Dividend Fund is to generate dividend income and the secondary objective is to seek capital appreciation; the investment objective of the North Star Opportunity Fund is to seek long-term capital appreciation and the primary investment objective of the North Star Bond Fund is to generate income, with preservation of capital as a secondary objective.

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds. The North Star Micro Cap Fund and Dividend Fund commenced operations on May 31, 2013. The North Star Opportunity Fund commenced operations on December 15, 2011. The North Star Bond Fund commenced operations on December 19, 2014.

The North Star Micro Cap Fund, the North Star Dividend Fund and North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2015

obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-ended investment companies are valued at net asset value.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2015

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2015 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$61,687,957	$1,333,500	$—	$63,021,457
Preferred Stock	1,422,085	—	—	1,422,085
Corporate Bonds	—	10,750,158	—	10,750,158
Convertible Bonds	—	27,742	—	27,742
Short-Term Investments	898,799	—	—	898,799
Total	$64,008,841	$12,111,400	$—	$76,120,241

The Electrical Components & Equipment industry had Level 2 securities in the amount of $1,333,500.

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$62,038,719	$7,869,904	$—	$69,908,623
Short-Term Investments	1,226,546	—	—	1,226,546
Total	$63,265,265	$7,869,904	$—	$71,135,169

The following industries had Level 2 securities: Beverages $1,408,680, Chemicals $1,419,414, Electrical Components & Equipment $1,356,360, Hand/Machine Tools $1,051,835, Leisure Time $708,610 and Toys/Games/Hobbies $1,925,005.

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$45,136,979	$1,505,638	$—	$46,642,617
Preferred Stock	525,100	—	—	525,100
Short-Term Investments	2,185,086	—	—	2,185,086
Total	$47,847,165	$1,505,638	$—	$49,352,803

The following industries had Level 2 securities: Chemicals $1,093,004 and Leisure Time $412,634.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2015

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$802,267	$—	$—	$802,267
Corporate Bonds	—	7,804,616	—	7,804,616
Short-Term Investments	215,659	—	—	215,659
Total	$1,017,926	$7,804,616	$—	$8,822,542

The Funds did not hold any Level 3 securities during the period. There were no transfers from Level 2 to Level 1 for the Funds. The transfers between levels are shown below. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

The following amounts were transfers in/(out) of Level 2 assets:

North Star Micro Cap Fund

	Common Stock	Total
Beginning Balance Level 2	$—	$—
Transfers into Level 2 from Level 1	2,460,515	2,460,515
Transfers from Level 2 into Level 1	—	—
Net Transfer In/(Out) of Level 2	$2,460,515	$2,460,515

The reason for transfers is due to lack of market activity.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the North Star Opportunity Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the 2012 through 2014 tax returns. Management has analyzed the North Star Micro Cap Fund’s and North Star Dividend Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the 2013 - 2014 tax returns. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2015 tax return for each Fund. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2015

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of each Fund. For the period ended May 31, 2015, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$381,721
North Star Micro Cap Fund	357,296
North Star Dividend Fund	251,547
North Star Bond Fund	20,269

The Adviser has contractually agreed, at least until March 31, 2016 for the North Star Opportunity Fund, North Star Micro Cap Fund, North Star Dividend Fund and North Star Bond Fund, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Funds do not exceed 1.99% and 1.74% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.79% of the North Star Bond Fund’s average net assets for Class I shares.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2015

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets attributable to Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed and 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets for Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares. If Fund Operating Expenses subsequently exceed 1.74% and 1.99% of the North Star Opportunity Fund’s Class I and Class A shares respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s Class I shares and 1.79% of the North Star Bond Fund’s Class I shares per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement.) The Board may terminate this expense reimbursement arrangement at any time. For the period ended May 31, 2015, the Adviser waived/reimbursed $13,521 in expenses for the North Star Bond Fund which may be recovered by May 31, 2018. As of May 31, 2015, the North Star Opportunity, North Star Micro Cap and North Star Dividend Funds have no recapture available.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended May 31, 2015, the North Star Opportunity Fund Class A shares incurred $0 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the period ended May 31, 2015, the Distributor did not receive any underwriting commissions for sales of the North Star Opportunity Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration,, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2015

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2015 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$22,468,344	$18,753,331
North Star Micro Cap Fund	14,048,893	11,337,734
North Star Dividend Fund	9,353,034	7,260,344
North Star Bond Fund	9,679,418	1,075,592

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the period ended May 31, 2015 the redemption fees were as follows:

Fund	Fee
North Star Opportunity Fund	$52
North Star Dividend Fund	495
North Star Bond Fund	538

6.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Micro Cap Fund and North Star Opportunity Fund at May 31, 2015, are noted in the Fund’s Portfolio of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Opportunity Fund

	Value -			Dividends		Change in
	Beginning of		Sales	Credited to	Realized	Unrealized	Value - End of
Description	Period	Purchases	Proceeds	Income	Gain/Loss	Gain/Loss	Period
Dover Saddlery, Inc.	$1,500,000	$—	$—	$—	$—	$1,047,000	$2,547,000
Alteva	1,899,450	356,461	—	—	—	256,341	2,512,252

North Star Micro Cap Fund

	Value -			Dividends		Change in
	Beginning of		Sales	Credited to	Realized	Unrealized	Value - End of
Description	Period	Purchases	Proceeds	Income	Gain/Loss	Gain/Loss	Period
Dover Saddlery, Inc.	$2,037,600	$—	$—	$—	$—	$1,422,245	$3,459,845
Ohio Art Co. *	1,942,435	27,882	—	—	—	(45,312)	1,925,005
Truett-Hurst, Inc. - Class A	952,166	830,477	—	—	—	(373,963)	1,408,680

*	The Fund owns over 25% of the voting shares of Ohio Art Co. It is considered a controlled affiliate.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2015

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

	For the period ended November 30, 2014			For the period ended November 30, 2013
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
North Star Opportunity Fund	$4,625,902	$2,461,556	$7,087,458	$1,636,220	$309,999	$1,946,219
North Star Micro Cap Fund	1,106,586	2,492,465	3,599,051	—	—	—
North Star Dividend Fund	2,014,352	67,196	2,081,548	308,210	—	308,210

As of November 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Differences	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$1,020,144	$4,312,117	$32,542	$9,880,992	$15,245,795
North Star Micro Cap Fund	1,762,183	3,796,073	(4,020,900)	12,713,941	14,251,297
North Star Dividend Fund	27,588	780,834	(2,091,286)	7,007,145	5,724,281

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships.

Permanent book and tax differences, primarily attributable to the reclassification of fund distributions, adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships, and adjustments for real estate investment trusts, resulted in reclassification for the following Funds for the year ended November 30, 2014 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
North Star Opportunity Fund	$(286,711)	$(141,594)	$428,305
North Star Micro Cap Fund	(1,673,964)	—	1,673,964
North Star Dividend Fund	(622,018)	33,478	588,540

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

North Star Funds
EXPENSE EXAMPLE (Unaudited)
May 31, 2015

As a shareholder of each Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/1/2014	5/31/2015	12/1/14 – 5/31/15*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$993.40	$6.46	1.30%
Class A	$1,000.00	$994.90	$7.71	1.55%
North Star Micro Cap Fund
Class I	$1,000.00	$991.90	$6.60	1.33%
North Star Dividend Fund
Class I	$1,000.00	$992.50	$6.76	1.36%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
May 31, 2015

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	12/1/2014	5/31/2015	12/1/14 – 5/31/15*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,018.45	$6.54	1.30%
Class A	$1,000.00	$1,017.20	$7.80	1.55%
North Star Micro Cap Fund
Class I	$1,000.00	$1,018.30	$6.69	1.33%
North Star Dividend Fund
Class I	$1,000.00	$1,018.15	$6.84	1.36%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/19/2014	5/31/2015	12/19/14 – 5/31/15*	Expense Ratio
North Star Bond Fund
Class I	$1,000.00	$1,013.70	$8.10	1.79%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (164) divided by the number of days in the fiscal year (365).

Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	12/1/2014	5/31/2015	12/1/14 – 5/31/15*	Expense Ratio
North Star Bond Fund
Class I	$1,000.00	$1,016.01	$9.00	1.79%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
Additional Information (Unaudited)
May 31, 2015

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 20-21, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement between the Trust, on behalf of the North Star Opportunity Fund, North Star Dividend Fund and North Star Micro Cap Fund (the “North Star Funds”) and North Star Investment Management Corporation (“North Star”) (the “North Star Advisory Agreement”).

Based on their evaluation of the information provided by North Star, in conjunction with each North Star Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the North Star Advisory Agreement with respect to each of the North Star Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the North Star Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the North Star Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the North Star Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the North Star Funds. The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the North Star Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement. In considering the renewal of the North Star Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by North Star related to the proposed renewal of the North Star Advisory Agreement with respect to each of the North Star Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for each of the North Star Funds, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of each of the North Star Funds; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with each of the North Star Funds’ investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under North Star’s compliance program. The Board then reviewed the capitalization of North Star based on financial information provided by and representations made by North Star and concluded that North Star was sufficiently well-capitalized, or had the ability to make additional

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2015

contributions in order to meet its obligations to each of the North Star Funds. The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the North Star Agreement and that the nature, overall quality and extent of the management services to be provided by North Star to each of the North Star Funds were satisfactory.

Performance. Where applicable, the Board reviewed the performance of North Star Opportunity, North Star Micro Cap and North Star Dividend as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods ended June 30, 2014. With respect to North Star Opportunity the Board noted North Star Opportunity underperformed its Morningstar category and benchmark but outperformed its peer group for the one year and since inceptions periods. The Board reviewed the performance of North Star Micro Cap noting that North Star Micro outperformed its peer group, Morningstar category and benchmark for the one year period. The Board also reviewed the performance of North Star Dividend noting that North Star Dividend underperformed its peer group, Morningstar category and benchmark for the one year period. The Board discussed the attributing factors to the underperformance of North Star Dividend noting that North Star Dividend, which is primarily made up of high dividend paying stocks, will generally underperform in rising markets and, unlike many of the funds in its peer group, the primary objective of North Star Dividend is income and its secondary objective is growth. After further discussion, the Board concluded that the performance of North Star Opportunity, North Star Micro Cap and North Star Dividend were acceptable.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by North Star, the Board discussed the comparison of management fees and total operating expense data and reviewed each North Star Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by North Star with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for each of the North Star Funds, which stated that North Star had agreed to waive or limit its management fee and/or reimburse expenses at least until March 31, 2016, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.99%, and 1.74%, of North Star Opportunity’s average net assets for Class A and Class I shares, respectively, 1.74% of North Star Dividend’s average net assets for Class I shares and 1.74% of North Star Micro Cap’s average net assets for Class I shares and found such arrangements to be beneficial to shareholders. The Board concluded that based on North Star’s experience, expertise and services to the Fund, the advisory fee charged by North Star and expense caps were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to North Star with respect to North Star Opportunity, North Star Dividend and North Star Micro Cap based on profitability reports and analyses reviewed by the Board and the selected financial information of North Star provided by North Star. After review and discussion, the Board concluded that based on the services provided by North Star and the projected growth of each of the North Star Funds, the fees were reasonable and that anticipated profits from the North Star’s relationship with the Funds were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the North Star Funds, North Star’s expectations for growth of each Fund, and concluded that any material economies of scale would not be achieved in the near term. After further discussion, the Board noted they would revisit the possibility of adding break points once the Fund reaches $250 million in assets.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from North Star as the Trustees believed to be reasonably

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2015

necessary to evaluate the terms of the North Star Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the North Star Advisory Agreement, (a) the terms of the North Star Advisory Agreement are reasonable; (b) the advisory fee is reasonable;

and (c) the North Star Advisory Agreement is in the best interests of each North Star Fund and its shareholders. In considering the renewal of the North Star Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the North Star Advisory Agreement was in the best interest of each North Star Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement.

North Star Funds
Additional Information (Unaudited)
May 31, 2015

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24-25, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement between the Trust, on behalf of the North Star Bond Fund (“North Star Bond”) and North Star Investment Management Corporation (“North Star”) (the “North Star Advisory Agreement”).

Based on their evaluation of the information provided by North Star, in conjunction with North Star Bond’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the North Star Advisory Agreement with respect to North Star Bond.

In advance of the Meeting, the Board requested and received materials to assist them in considering the North Star Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the North Star Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the North Star Advisory Agreement and comparative information relating to the advisory fee and other expenses of North Star Bond. The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to North Star Bond) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the North Star Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement. In considering the renewal of the North Star Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by North Star related to the North Star Advisory Agreement, including its ADVs, a description of the manner in which investment decisions are made and executed, and a review of the professional personnel performing services for North Star, including the team of individuals that primarily monitors and executes the investment process. The Board then discussed the extent of North Star’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered North Star’s specific responsibilities in all aspects of the day-to-day management of North Star Bond. Additionally, the Board received satisfactory responses from the representative of North Star with respect to a series of important questions, including: whether North Star is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of North Star Bond; and whether North Star has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by North Star of its proposed practices for monitoring compliance with North Star Bond’s investment limitations, noting that North Star’s CCO will periodically review the portfolio managers’ performance of their duties with respect to North Star Bond to ensure compliance under North Star’s compliance program. The Board then reviewed the capitalization of North Star based on financial information and other materials provided and discussed with North Star and concluded that North Star was sufficiently well-capitalized, or its control persons or principals had the ability to make additional contributions in order to meet its obligations to North Star Bond. The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the North Star Advisory

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2015

Agreement with respect to North Star Bond and that the nature, overall quality and extent of the management services to be provided by North Star were satisfactory and reliable.

Performance. Because North Star Bond had not yet commenced operations, the Trustees could not consider its past performance. However, they did consider North Star’s past performance of the current operational North Star Funds as well as other factors relating to North Star’s track record. The Board noted that North Star does not manage any other fund or separate account in the same strategy as North Star Bond.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by North Star, the Board reviewed and discussed a comparison of North Star Bond’s proposed management fee and overall expense ratio to a peer group of funds constructed by North Star with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for North Star Bond, and noted that North Star had agreed to reduce the proposed advisory fee from 1.00% to 0.85% and to waive or limit its management fee and/or reimburse expenses at least until March 31, 2016 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.04%, 2.29% and 1.79% of North Star Bond’s average net assets, for Class A, Class R and Class I shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee and expense caps for North Star Bond were reasonable. It was the consensus of the Board that, based on North Star’s experience and expertise, and the services to be provided by North Star to North Star Bond, the advisory fee to be charged by North Star was reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to North Star with respect to North Star Bond based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by North Star. With respect to North Star, the Board concluded that based on the services provided and the projected growth of North Star Bond, the fees were reasonable and that anticipated profits from North Star’s relationship with North Star Bond were not excessive.

Economies of Scale. As to the extent to which North Star Bond will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed North Star’s expectations for growth of the Fund. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from North Star as the Trustees believed to be reasonably necessary to evaluate the terms of the North Star Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the North Star Advisory Agreement, (a) the terms of the North Star Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the North Star Advisory Agreement is in the best interests of North Star Bond and its shareholders. In considering the approval of the North Star Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the North Star Advisory Agreement was in the best interest of North Star Bond and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

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Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-312-580-0900.

Investment Adviser
North Star Investment Management Corp.
20 N. Wacker Drive #1416
Chicago, IL 60606

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/5/15

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/5/15